Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of comprehensive income [abstract]
Net income (loss)	$ 857.7	$ (76.1)	$ (175.9)
Other comprehensive income (loss), net of income tax, that will be reclassified subsequently to profit or loss
Net unrealized income (loss) on cash flow hedges, net of tax recovery of $7.8 million, $16.1 million and nil, for the years ended March 31, 2022, March 31, 2021 and March 31, 2020, respectively (Note 21)	40.1	(64.8)	0.0
Other comprehensive income (loss), net of income tax, that will not be reclassified subsequently to profit or loss
Foreign exchange gain (loss) on translation to presentation currency	(15.5)	(12.3)	9.5
Remeasurement of pension and other post-employment benefit obligations, net of tax nil, for the years ended March 31, 2022 and March 31, 2021 and ($7.2) million for the year ended March 31, 2020 (Notes 22, 23)	117.9	23.0	74.6
Other comprehensive income	142.5	(54.1)	84.1
Total comprehensive income (loss)	$ 1,000.2	$ (130.2)	$ (91.8)